Related Party Transactions - Schedule of key management compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,505	$ 1,458
Share-based payment	155	177
Post-employment benefits	5	5
Total key management compensation	$ 1,665	$ 1,640